Share-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2012 installments	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2009 Stock Awards [Member]	Dec. 31, 2012 Stock Awards [Member]	Dec. 31, 2011 Stock Awards [Member]	Dec. 31, 2010 Stock Awards [Member]	Feb. 28, 2013 Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	10,400,000
Share-based compensation expense	$ 3,704	$ 1,687	$ 2,201
Income tax effect of share-based compensation	0	0	1,815
Share-based compensation cost capitalized as part of real estate assets	128	166	169
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)					281,725
Cancelled (in shares)					(15,375)
Exercised (in shares)					(266,350)
Outstanding, end of period (in shares)					0	281,725
Vested and exercisable, end of period (in shares)					0
Options, outstanding, intrinsic value					0
Options, vested and exercisable, intrinsic value					0
Total Intrinsic Value				346	177	509
Weighted average exercise price, outstanding, beginning of period (in dollars per share)					$ 0	$ 18.27
Weighted average exercise price, cancelled (in dollars per share)					$ 18.27
Weighted average exercise price, exercised (in dollars per share)					$ 18.27
Weighted average exercise price, vested and exercisable, end of period (in dollars per share)					$ 0
Award vesting period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period (in shares)								289,290
Granted (in shares)								295,465
Vested (in shares)								(228,415)
Forfeited (in shares)								(9,480)
Nonvested, end of period (in shares)								346,860	289,290
Weighted average grant-date fair value, nonvested, beginning of period (in dollars per share)								$ 17.06	$ 16.09
Weighted average grant-date fair value, granted (in dollars per share)							$ 10.34	$ 19.09	$ 17.48
Weighted average grant-date fair value, vested (in dollars per share)								$ 18.48
Weighted average grant-date fair value, forfeited (in dollars per share)								$ 16.64
Unrecognized compensation cost related to nonvested stock awards	3,325
Compensation cost to be recognized over a weighted average period	3 years 6 months
Total fair value of shares vested								$ 4,573	$ 1,276	$ 914
Stock grants during the period											155,400
Number of installments, at the end of award period	1
Share-based Compensation Arrangement by Share-based Payment Award, Expiration (Years)	10 years